DEFINED CONTRIBUTION PENSION	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
DEFINED CONTRIBUTION PENSION
DEFINED CONTRIBUTION PENSION

12.    DEFINED CONTRIBUTION PENSION:

The Company operates a defined contribution pension scheme. The assets of the scheme are held separately from those of the Company in an independently administered fund. The pension cost charge represents contributions payable by the Company to the fund. Pension cost is included in the unaudited interim condensed consolidated statements of operations as follows:

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2022	2021	2022	2021
Research and development	$26	$24	$53	$48
Selling, general and administrative	13	9	27	17
Total pension cost	$39	$33	$80	$65

As of June 30, 2022 and December 31, 2021 there were no amounts owed to the pension scheme.

14.    DEFINED CONTRIBUTION PENSION:

The Company operates a defined contribution pension scheme. The assets of the scheme are held separately from those of the Company in an independently administered fund. The pension cost charge represents contributions payable by the Company to the fund. Pension cost is included in the consolidated statements of operations as follows:

	For the Years End December 31,
	2021	2020
Research and development	$98	$83
Selling, general and administrative	42	31
Total pension cost	$140	$114

As of December 31, 2021 and December 31, 2020 there were no amounts owed to the pension scheme.